Segments - Summary of Revenue by Geography (Detail) - Rigetti Computing, Inc - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Jan. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 8,196,306	$ 5,542,598
US
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	5,826,004	5,108,847
GB
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,370,302	412,747
AU
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 0	$ 21,004